Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases
10.	LEASES
As of December 31, 2024 and 2025, the weighted average remaining lease term for the Group’s operating leases were 2.43 years and 2.98 years, respectively, and the corresponding weighted average discount rates were 3.71% and 3.32%, respectively.
The components of lease cost were as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Operating lease cost	35,197	26,494	24,437	3,494
Short-term lease cost	1,971	5,347	—	—

Total lease cost	37,168	31,841	24,437	3,494

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	37,700	27,385	24,479	3,500
ROU assets obtained in exchange for operating lease liabilities	—	65,841	16,667	2,383
Future lease payments under operating leases as of December 31, 2025 were as follows:

	Operating leases
	RMB	US$
Years ending December 31,
2026	17,761	2,540
2027	14,854	2,124
2028	3,528	504
2029	3,617	517
2030	3,391	485

Total future lease payments	43,151	6,170
Less: imputed interest	(1,931)	(276)

Total lease liability balance	41,220	5,894